Condensed consolidated statement of financial position - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Assets
Cash and balances with central banks	€ 52,171	€ 49,987
Loans and advances to banks	34,584	30,422
Financial assets at fair value through profit or loss	118,928	120,486
Financial assets at fair value through other comprehensive income	31,294	31,223
Securities at amortised cost	45,970	47,276
Loans and advances to customers	607,081	589,653
Investments in associates and joint ventures	1,317	1,203
Property and equipment	2,825	1,659
Intangible assets	1,917	1,839
Current tax assets	392	202
Deferred tax assets	950	958
Other assets	11,363	8,433
Assets and liabilities held for sale	1,154	1,262
Total assets	909,945	884,603
Liabilities
Deposits from banks	38,095	37,330
Customer deposits	571,001	555,729
Financial liabilities at fair value through profit or loss	99,448	92,693
Current tax liabilities	487	822
Deferred tax liabilities	121	180
Provisions	853	1,011
Other liabilities	16,084	13,510
Debt securities in issue	118,929	119,751
Subordinated loans	14,205	13,724
Total liabilities	859,222	834,751
Equity
Share capital and share premium	17,116	17,088
Other reserves	4,218	3,621
Retained earnings	28,528	28,339
Shareholders' equity (parent)	49,862	49,049
Non-controlling interests	862	803
Total equity	50,723	49,851
Total liabilities and equity	€ 909,945	€ 884,603